Quarterly Report
December 31, 2022
MFS®  Mid Cap Value Fund
MDV-Q1

Portfolio of Investments
12/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 3.9%
Howmet Aerospace, Inc.	3,432,272	$135,265,840
KBR, Inc.	3,733,755	197,142,264
L3Harris Technologies, Inc.	498,935	103,883,256
Leidos Holdings, Inc.	1,456,533	153,212,706
		$589,504,066
Airlines – 0.8%
Alaska Air Group, Inc. (a)	1,266,557	$54,385,958
Delta Air Lines, Inc. (a)	2,225,832	73,140,839
		$127,526,797
Apparel Manufacturers – 1.2%
PVH Corp.	1,130,009	$79,767,336
Skechers USA, Inc., “A” (a)	2,632,237	110,422,342
		$190,189,678
Automotive – 2.2%
Aptiv PLC (a)	726,718	$67,679,248
Lear Corp.	621,511	77,079,794
LKQ Corp.	3,624,673	193,593,785
		$338,352,827
Brokerage & Asset Managers – 3.0%
Cboe Global Markets, Inc.	787,777	$98,842,380
Evercore Partners, Inc.	693,223	75,616,765
Invesco Ltd.	3,274,829	58,914,173
Raymond James Financial, Inc.	1,558,554	166,531,495
TPG, Inc.	1,933,766	53,816,708
		$453,721,521
Business Services – 1.5%
Amdocs Ltd.	1,458,299	$132,559,379
Global Payments, Inc.	900,968	89,484,142
		$222,043,521
Chemicals – 0.9%
Eastman Chemical Co.	1,677,226	$136,593,286
Computer Software – 1.2%
Black Knight, Inc. (a)	1,020,842	$63,036,994
Check Point Software Technologies Ltd. (a)	452,544	57,092,951
Dun & Bradstreet Holdings, Inc.	4,614,847	56,578,024
		$176,707,969
Computer Software - Systems – 1.3%
Seagate Technology Holdings PLC	989,847	$52,075,851
Verint Systems, Inc. (a)	1,124,731	40,805,241
Zebra Technologies Corp., “A” (a)	385,425	98,826,824
		$191,707,916
Construction – 3.9%
Essex Property Trust, Inc., REIT	321,341	$68,098,585
Fortune Brands Innovations, Inc.	1,105,179	63,116,773
Masco Corp.	2,055,349	95,923,138
Mid-America Apartment Communities, Inc., REIT	388,637	61,012,122
Stanley Black & Decker, Inc.	976,281	73,338,229

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Toll Brothers, Inc.	2,896,160	$144,576,307
Vulcan Materials Co.	547,132	95,808,284
		$601,873,438
Consumer Products – 1.2%
International Flavors & Fragrances, Inc.	1,010,368	$105,926,981
Newell Brands, Inc.	5,406,559	70,717,792
		$176,644,773
Containers – 2.7%
Avery Dennison Corp.	464,518	$84,077,758
Crown Holdings, Inc.	1,026,807	84,413,804
Graphic Packaging Holding Co.	5,894,543	131,153,582
WestRock Co.	3,261,715	114,681,899
		$414,327,043
Electrical Equipment – 3.2%
Berry Global, Inc.	1,878,334	$113,507,724
Johnson Controls International PLC	3,085,266	197,457,024
Sensata Technologies Holding PLC	2,159,944	87,218,539
TE Connectivity Ltd.	829,479	95,224,189
		$493,407,476
Electronics – 3.4%
Corning, Inc.	2,979,103	$95,152,550
Flex Ltd. (a)	4,608,315	98,894,440
Marvell Technology, Inc.	2,443,774	90,517,389
NXP Semiconductors N.V.	760,341	120,156,688
ON Semiconductor Corp. (a)	1,716,358	107,049,248
		$511,770,315
Energy - Independent – 5.3%
Chesapeake Energy Corp.	824,600	$77,817,502
Devon Energy Corp.	2,255,648	138,744,908
Diamondback Energy, Inc.	924,088	126,396,757
Hess Corp.	1,317,573	186,858,203
Pioneer Natural Resources Co.	701,021	160,106,186
Valero Energy Corp.	906,184	114,958,502
		$804,882,058
Energy - Renewables – 1.1%
AES Corp.	5,893,097	$169,485,470
Engineering - Construction – 0.6%
Quanta Services, Inc.	632,431	$90,121,418
Food & Beverages – 2.9%
Coca-Cola Europacific Partners PLC	1,737,600	$96,124,032
Ingredion, Inc.	1,412,851	138,360,499
J.M. Smucker Co.	701,009	111,081,886
Kellogg Co.	1,315,204	93,695,133
		$439,261,550
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	3,915,522	$81,207,926

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.2%
Hyatt Hotels Corp. (a)	775,784	$70,169,663
International Game Technology PLC	4,784,667	108,516,247
		$178,685,910
General Merchandise – 0.7%
Dollar Tree, Inc. (a)	771,655	$109,142,883
Insurance – 8.7%
American International Group, Inc.	1,793,834	$113,442,062
Arthur J. Gallagher & Co.	878,792	165,687,444
Assurant, Inc.	1,027,843	128,542,045
Cincinnati Financial Corp.	654,467	67,010,876
Equitable Holdings, Inc.	5,147,411	147,730,696
Everest Re Group Ltd.	486,312	161,100,576
Hanover Insurance Group, Inc.	443,481	59,927,587
Hartford Financial Services Group, Inc.	2,845,837	215,799,820
Voya Financial, Inc.	1,812,779	111,467,781
Willis Towers Watson PLC	618,755	151,335,098
		$1,322,043,985
Leisure & Toys – 1.8%
Brunswick Corp.	1,563,078	$112,666,662
Electronic Arts, Inc.	657,730	80,361,452
Mattel, Inc. (a)	4,563,644	81,415,409
		$274,443,523
Machinery & Tools – 5.1%
Eaton Corp. PLC	1,156,196	$181,464,962
Ingersoll Rand, Inc.	1,964,212	102,630,077
ITT, Inc.	1,092,941	88,637,515
PACCAR, Inc.	1,233,299	122,059,602
Regal Rexnord Corp.	1,035,670	124,259,687
Wabtec Corp.	1,521,187	151,829,674
		$770,881,517
Major Banks – 1.1%
Comerica, Inc.	1,280,711	$85,615,530
State Street Corp.	1,069,707	82,977,172
		$168,592,702
Medical & Health Technology & Services – 3.3%
AmerisourceBergen Corp.	951,168	$157,618,049
ICON PLC (a)	457,453	88,860,245
Laboratory Corp. of America Holdings	442,642	104,233,338
Syneos Health, Inc. (a)	783,067	28,722,898
Universal Health Services, Inc.	881,463	124,189,322
		$503,623,852
Medical Equipment – 3.6%
Agilent Technologies, Inc.	643,815	$96,346,915
Dentsply Sirona, Inc.	2,464,887	78,482,002
Hologic, Inc. (a)	994,807	74,421,512
Maravai Lifesciences Holdings, Inc., “A” (a)	1,685,381	24,117,802
PerkinElmer, Inc.	794,132	111,353,189
Teleflex, Inc.	189,948	47,416,719
Zimmer Biomet Holdings, Inc.	934,704	119,174,760
		$551,312,899

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	541,185	$60,650,603
Natural Gas - Pipeline – 1.3%
Plains GP Holdings LP	6,841,686	$85,110,574
Targa Resources Corp.	1,570,187	115,408,744
		$200,519,318
Network & Telecom – 0.8%
Motorola Solutions, Inc.	458,846	$118,249,203
Oil Services – 0.6%
Halliburton Co.	2,447,693	$96,316,720
Other Banks & Diversified Financials – 6.1%
Discover Financial Services	662,770	$64,838,789
East West Bancorp, Inc.	1,088,778	71,750,470
Element Fleet Management Corp.	1,480,407	20,172,459
M&T Bank Corp.	738,102	107,069,076
Northern Trust Corp.	1,060,092	93,807,541
Prosperity Bancshares, Inc.	1,176,967	85,541,961
Signature Bank	511,789	58,968,329
SLM Corp.	7,406,953	122,955,420
SVB Financial Group (a)	411,444	94,689,722
Umpqua Holdings Corp.	5,893,752	105,203,473
Zions Bancorp NA	2,259,999	111,101,551
		$936,098,791
Pharmaceuticals – 0.4%
Organon & Co.	2,421,312	$67,627,244
Pollution Control – 1.0%
GFL Environmental, Inc.	2,497,718	$73,008,297
Republic Services, Inc.	632,171	81,543,737
		$154,552,034
Real Estate – 5.8%
Brixmor Property Group, Inc., REIT	4,589,942	$104,053,985
Host Hotels & Resorts, Inc., REIT	5,064,912	81,291,838
Jones Lang LaSalle, Inc. (a)	470,749	75,023,268
Life Storage, Inc., REIT	1,268,202	124,917,897
Spirit Realty Capital, Inc., REIT	1,695,643	67,707,025
STAG Industrial, Inc., REIT	1,877,078	60,648,390
Sun Communities, Inc., REIT	776,839	111,087,977
VICI Properties, Inc., REIT	4,934,082	159,864,257
W.P. Carey, Inc., REIT	1,296,668	101,334,604
		$885,929,241
Restaurants – 2.2%
Aramark	3,024,119	$125,017,079
Performance Food Group Co. (a)	1,336,898	78,061,474
Wendy's Co.	5,522,309	124,969,853
		$328,048,406
Specialty Chemicals – 3.7%
Ashland, Inc.	953,468	$102,526,414
Axalta Coating Systems Ltd. (a)	4,142,013	105,497,071
Celanese Corp.	804,715	82,274,062
Corteva, Inc.	2,278,045	133,903,485

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
DuPont de Nemours, Inc.	2,043,142	$140,220,835
		$564,421,867
Specialty Stores – 1.4%
Builders FirstSource, Inc. (a)	902,329	$58,543,105
Ross Stores, Inc.	848,753	98,514,761
Urban Outfitters, Inc. (a)	2,118,327	50,522,099
		$207,579,965
Telecommunications - Wireless – 0.5%
Liberty Broadband Corp. (a)	963,434	$73,481,111
Trucking – 1.1%
Knight-Swift Transportation Holdings, Inc.	1,564,762	$82,009,176
RXO, Inc. (a)	1,377,369	23,690,747
XPO Logistics, Inc. (a)	1,811,027	60,289,089
		$165,989,012
Utilities - Electric Power – 6.8%
CenterPoint Energy, Inc.	3,681,979	$110,422,550
CMS Energy Corp.	1,995,839	126,396,484
Edison International	1,288,509	81,974,943
Eversource Energy	1,286,107	107,827,211
PG&E Corp. (a)	13,936,752	226,611,587
Pinnacle West Capital Corp.	1,523,275	115,829,831
Public Service Enterprise Group, Inc.	2,279,962	139,693,272
Sempra Energy	809,189	125,052,068
		$1,033,807,946
Total Common Stocks		$14,981,327,780
Preferred Stocks – 0.4%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	901,296	$62,730,766
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.02% (v)	166,732,584	$166,782,604

Other Assets, Less Liabilities – 0.1%		19,436,509
Net Assets – 100.0%		$15,230,277,659
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $166,782,604 and $15,044,058,546, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$15,044,058,546	$—	$—	$15,044,058,546
Mutual Funds	166,782,604	—	—	166,782,604
Total	$15,210,841,150	$—	$—	$15,210,841,150

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$296,114,977	$295,101,798	$424,458,426	$14,128	$10,127	$166,782,604
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,910,181	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.